Leases (Details 2) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 4,430
2026	4,754
2027	5,187
2028	4,918
2029	3,864
Thereafter	4,997
Total operating lease payments	28,150
Less: imputed interest	(3,293)
Total	$ 24,857